LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease, Cost
The following table summarizes the effects of finance and operating lease costs in the Company’s consolidated statements of operations for the year ended December 31, 2021:

	Consolidated Statements of Operations Caption	Year Ended December 31,
		2021	2020
Operating lease cost:
Lease cost	Research and development and Selling, general and administrative	$130	$—
Variable lease cost (1)	Research and development and Selling, general and administrative	26	—

Total operating lease cost		156	—
Short-term lease cost	Research and development and Selling, general and administrative	1,155	19
Finance lease cost:
Amortization of right of use assets	Research and development and Selling, general and administrative	2,758	3,312
Interest on lease liabilities	Interest income (expense), net	789	782
Variable lease cost (1)	Research and development and Selling, general and administrative	738	744

Total finance lease cost		4,285	4,838

Total lease cost		$5,596	$4,857

(1)	Variable lease costs were not included in the measurement of the operating and finance lease liabilities and primarily include property taxes, property insurance and common area maintenance expenses.

Assets and Liabilities, Lessee
Supplemental balance sheet information related to leases is as follows:

	Classification	As of December 31,
		2021	2020
Assets
Finance lease assets, net	Property, plant and equipment, net	$570	$31,463
Operating lease assets	Other assets	2,681	—

Total lease assets		$3,251	$31,463

Liabilities
Current:
Finance lease liabilities	Debt and finance lease liabilities, current	$140	$1,070
Operating lease liabilities	Accrued expenses and other current liabilities	475	—
Non-current:
Finance lease liabilities	Long-term debt and finance lease liabilities, net of current portion	408	13,956
Operating lease liabilities	Operating lease liabilities	2,263	—

Total lease liabilities		$3,286	$15,026

Supplemental Cash Flow Information and Other Lease Information

	As of December 31,
	2021	2020
Weighted average remaining lease term (years)
Finance leases	3.91	9.50
Operating leases	4.81	—
Weighted average discount rate
Finance leases	4.69%	5.00%
Operating leases	4.00%	—%
Supplemental cash flow information relates to leases is as follows:

	As of December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow for finance leases	$789	$—
Operating cash flow for operating leases	72	—

Leased assets obtained in exchange for lease liabilities
Finance leases	$646	$—
Operating leases	2,788	—

Fiscal Year Maturity of Finance Lease Liability
Maturities of the Company’s lease liabilities are as follows:

Years Ended December 31,	Finance leases	Operating leases	Total
2022	$162	$577	$739
2023	163	625	788
2024	154	643	797
2025	69	617	686
2026	51	562	613
Thereafter	—	—	—

Total lease payments	$599	$3,024	$3,623

Less: imputed interest	51	286	337

Total lease liabilities	$548	$2,738	$3,286

Less: current portion	140	475	615

Long-term lease liabilities	$408	$2,263	$2,671

Fiscal Year Maturity of Operating Lease Liability
Maturities of the Company’s lease liabilities are as follows:

Years Ended December 31,	Finance leases	Operating leases	Total
2022	$162	$577	$739
2023	163	625	788
2024	154	643	797
2025	69	617	686
2026	51	562	613
Thereafter	—	—	—

Total lease payments	$599	$3,024	$3,623

Less: imputed interest	51	286	337

Total lease liabilities	$548	$2,738	$3,286

Less: current portion	140	475	615

Long-term lease liabilities	$408	$2,263	$2,671